AST BOND PORTFOLIO 2020
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 82.3%
Asset-Backed Securities — 3.2%
Automobiles — 1.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-02A, Class A, 144A
2.500%	02/20/21	667	$ 666,914
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	91	91,535
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	116	115,926
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	55	55,204
Series 2017-02, Class A2, 144A
1.970%	01/20/23	34	33,873
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A
2.310%	04/15/26	600	600,004
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	91	91,067
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	29	28,754
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	26	26,091
			1,709,368
Collateralized Loan Obligations — 1.4%
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
3.633%(c)	04/13/27	455	456,184
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 0.000%)
3.708%(c)	10/20/29	250	250,603
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.948%(c)	11/15/26	242	241,732
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.118%(c)	04/20/28	500	497,814
			1,446,333
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	34	34,233
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	85	$ 84,945
			119,178

Total Asset-Backed Securities (cost $3,275,249)			3,274,879
Commercial Mortgage-Backed Securities — 4.9%
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A1
1.643%	09/10/58	55	54,322
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	100	100,214
Series 2015-CR25, Class A1
1.737%	08/10/48	61	60,406
Series 2015-CR27, Class A1
1.577%	10/10/48	65	64,793
Series 2015-DC01, Class A2
2.870%	02/10/48	178	178,026
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A1
1.717%	08/15/48	33	33,256
Series 2015-C04, Class A1
2.010%	11/15/48	55	55,143
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	347	344,621
Series 2017-C06, Class A1
1.907%	06/10/50	232	231,289
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	397	396,935
FHLMC Multifamily Structured Pass-Through Certificates,
Series K015, Class A2
3.230%	07/25/21	87	88,047
GS Mortgage Securities Trust,
Series 2015-GS01, Class A1
1.935%	11/10/48	122	121,684
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A3
3.322%	07/15/48	1,000	1,030,636
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	1,300	1,378,314
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	700	721,131
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	24	24,162
Series 2016-C32, Class A1
1.577%	01/15/59	69	68,894
Series 2016-C33, Class A1
1.775%	03/15/59	154	153,644
A1

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	33	$ 32,912

Total Commercial Mortgage-Backed Securities (cost $5,022,830)			5,138,429
Corporate Bonds — 13.0%
Airlines — 0.1%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	120	120,256
Auto Manufacturers — 0.6%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	01/06/20	400	400,056
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.125%	01/15/20	200	203,307
			603,363
Banks — 3.8%
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	110	109,999
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
2.100%	01/15/20	350	349,939
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	345	350,135
Sub. Notes
3.875%	03/26/25	355	373,561
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	980	994,088
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	525	537,202
4.500%	01/24/22	250	263,734
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	125	130,797
Sr. Unsec’d. Notes, GMTN
5.500%	01/26/20	550	555,909
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%(cc)	11/09/22	240	245,124
			3,910,488
Biotechnology — 1.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	160	165,183
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	245	246,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	560	$ 576,983
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	250	260,821
			1,249,754
Chemicals — 0.2%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	190	200,903
Commercial Services — 0.4%
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.800%	05/01/21	400	421,479
Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	530	529,918
Electric — 0.9%
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
2.000%	03/15/20	380	379,792
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	400	402,468
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	200	199,922
			982,182
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	365	368,939
Insurance — 1.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	575	583,870
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	15	15,905
4.569%	02/01/29	50	55,789
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	275	278,806
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	160	164,715
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, MTN
2.150%	01/10/20	450	449,992
			1,549,077

A2

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	25	$ 26,272
Oil & Gas — 0.8%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	38	38,503
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.450%	04/01/20	760	761,046
			799,549
Oil & Gas Services — 0.3%
Schlumberger Norge A/S,
Gtd. Notes, 144A
4.200%	01/15/21	275	280,852
Pharmaceuticals — 1.3%
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20	315	315,900
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
2.822%(c)	03/09/21	620	622,990
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.875%	06/01/22	380	388,237
			1,327,127
Pipelines — 0.2%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	25	25,187
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	50	51,276
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.002%(c)	09/09/21	180	180,598
			257,061
Software — 0.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
1.850%	02/06/20	590	589,718
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	25	25,787
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,127
			233,914

Total Corporate Bonds (cost $13,310,293)			13,450,852
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 8.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	250	$ 262,498
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
2.000%	04/17/20	800	799,864
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	06/01/20	800	799,944
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	09/08/20	1,000	998,606
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19	500	499,863
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	200	199,868
Sr. Unsec’d. Notes, 144A, MTN
1.750%	08/26/20	800	798,459
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.050%	11/30/20	800	801,262
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	100	104,635
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20	800	809,775
Province of Quebec (Canada),
Unsec’d. Notes
3.500%	07/29/20	800	809,960
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	06/30/20	800	799,728
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20	800	799,480

Total Sovereign Bonds (cost $8,467,670)			8,483,942
U.S. Government Agency Obligations — 4.2%
Federal Home Loan Bank
1.875%	07/07/21	500	501,766
2.625%	10/01/20	1,000	1,007,750
Federal Home Loan Mortgage Corp.
1.500%	01/17/20	1,000	998,778
1.625%	09/29/20	390	389,114
Federal National Mortgage Assoc.
1.000%	10/24/19	500	499,699
2.875%	10/30/20	1,000	1,010,815

Total U.S. Government Agency Obligations (cost $4,404,453)			4,407,922
U.S. Treasury Obligations — 48.8%
U.S. Treasury Bonds
2.875%	05/15/49	105	122,460
3.000%	05/15/45(k)	6,120	7,205,583

A3

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.625%	08/15/43	35	$ 45,140
3.750%	11/15/43	1,870	2,459,707
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	503	533,425
U.S. Treasury Notes
1.125%	02/28/21	965	956,519
1.375%	04/30/21	855	850,291
1.500%	09/30/24	450	448,875
1.625%	09/30/26	610	610,143
1.750%	07/31/21	135	135,190
1.750%	05/15/23	2,500	2,514,551
2.250%	11/15/25	6,290	6,523,172
2.250%	11/15/27	3,540	3,703,034
2.375%	08/15/24	270	280,062
2.500%	12/31/20	2,780	2,803,891
2.625%	11/15/20	4,015	4,051,072
2.625%	01/31/26	3,760	3,987,803
3.000%	09/30/25	9,245	9,978,100
3.125%	11/15/28	2,955	3,317,449
U.S. Treasury Strips Coupon
2.783%(s)	02/15/25	35	32,066

Total U.S. Treasury Obligations (cost $48,899,859)			50,558,533

Total Long-Term Investments (cost $83,380,354)			85,314,557

	Shares
Short-Term Investments — 15.0%
Affiliated Mutual Funds — 15.0%
PGIM Core Short-Term Bond Fund(w)	772,537	7,130,514
PGIM Core Ultra Short Bond Fund(w)	8,414,704	8,414,704
PGIM Institutional Money Market Fund(w)	20	20

Total Affiliated Mutual Funds (cost $15,564,360)		15,545,238

Options Purchased*~ — 0.0%
(cost $770)	5,427

Total Short-Term Investments (cost $15,565,130)	15,550,665

TOTAL INVESTMENTS—97.3% (cost $98,945,484)	100,865,222

Other assets in excess of liabilities(z) — 2.7%	2,756,731

Net Assets — 100.0%	$ 103,621,953

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	135	$1,382
A4

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	131	$1,337
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	140	1,448
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	131	1,260
Total Options Purchased (cost $770)							$5,427
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
46	5 Year U.S. Treasury Notes	Dec. 2019	$ 5,480,828	$ (1,852)
Short Positions:
19	90 Day Euro Dollar	Dec. 2020	4,679,938	5,076
184	2 Year U.S. Treasury Notes	Dec. 2019	39,652,000	49,580
86	10 Year U.S. Treasury Notes	Dec. 2019	11,206,875	108,118
20	20 Year U.S. Treasury Bonds	Dec. 2019	3,246,250	42,165
38	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	7,292,437	45,569
				250,508
				$248,656
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,785	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	$ 169	$ (7,445)	$ (7,614)
56,370	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	331,917	(142,016)	(473,933)
1,525	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	135	10,771	10,636
1,648	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	157	14,885	14,728
27,637	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	74,796	74,796
9,260	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	8,498	8,498
14,300	12/11/22	2.180%(S)	3 Month LIBOR(2)(Q)	(1,023)	360,160	361,183
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	(30,677)	(33,790)
1,588	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,135)	(42,582)	(40,447)
12,480	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(42,689)	(343,374)	(300,685)
2,165	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,145)	(61,130)	(57,985)
115	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	247	247
1,830	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(52,338)	(52,338)
1,485	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	4,963	(36,306)	(41,269)
620	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(19,174)	(19,174)
5,920	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	20,952	(183,563)	(204,515)
615	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	(19,236)	(20,131)
740	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	(34,572)	(36,625)
460	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(27,897)	(27,897)
2,029	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,423)	(181,559)	(180,136)
840	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	156	(41,867)	(42,023)
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	(14,264)	(19,126)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,101)	(6,101)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(7,132)	(6,951)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(8,000)	(8,000)
2,639	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(30,268)	(286,828)	(256,560)
255	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(27,623)	(27,623)
A5

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$ (4,900)	$ 65,168	$ 70,068
190	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(1,088)	(1,088)
				$283,608	$(1,040,247)	$(1,323,855)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6